Summary of Significant Accounting Policies (Details)			3 Months Ended				12 Months Ended
	Jun. 06, 2023 $ / shares shares	Apr. 01, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Discount rate	20
Valuation (in dollars per share) | $ / shares	$ 10
Discounted valuation (in dollars per share) | $ / shares	$ 8
Professional services			$ 10,373,000	$ 7,857,000	$ 5,449,000	$ 4,939,000	$ 38,422,000	$ 17,801,000	$ 19,045,000
OTTI on investment in debt securities					$ 4,943,000	$ 0	$ 12,621,000	$ 13,726,000	$ 0
Amortization Period							3 years
Subsequent Event
Subsequent Event [Line Items]
Increase in allowance for loan losses		$ 61,100
Maximum [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Useful Life							1 year
Minimum [Member]
Subsequent Event [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Minimum [Member] | Internal-use software
Subsequent Event [Line Items]
Property, Plant and Equipment, Useful Life							5 years
Cumulative Effect, Period of Adoption, Adjustment
Subsequent Event [Line Items]
Increase in allowance for loan losses		$ 61,100,000
Revision of Prior Period, Reclassification, Adjustment
Subsequent Event [Line Items]
Professional services				$ 600,000
Common Class A
Subsequent Event [Line Items]
Units converted (in shares)	1.25
Common Class A | Conversion of BCG Common Class A Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	86,116,884
Common Class A | Conversion of BCG Preferred B-2 Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	94,050,534
Common Class B
Subsequent Event [Line Items]
Units converted (in shares)	1.25
Common Class B | Conversion of BCG Common Class B Units
Subsequent Event [Line Items]
Shares issued in connection to conversion (in shares) | shares	19,140,451